Distribution Agreement - Additional Information (Detail) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jun. 30, 2014	Dec. 31, 2013
Schedule Of Group Distributions [Line Items]
Warrant exercise period	5 years
Common stock warrant	200,000
Proceed from Acquisition			5.00%
Fair value, marketability discount		19.00%	25.00%
Scenario 1 [Member]
Schedule Of Group Distributions [Line Items]
Development fee Expense			$ 200,000
Warrant exercise period			5 years
Common stock warrant			6,975,000
Warrants original strike price			$ 9.05
Scenario 2 [Member]
Schedule Of Group Distributions [Line Items]
Warrant exercise period			5 years
Common stock warrant			530,000
Annual net sales realized			10,000,000
Scenario 2 [Member] | Maximum [Member]
Schedule Of Group Distributions [Line Items]
Annual net sales realized			$ 100,000,000